Share-Based Compensation - Schedule of Parameters Used in Applying the Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	[1]	Dec. 31, 2023	Dec. 31, 2022
Schedule of Parameters Used in Applying the Model [Line Items]
Expected volatility			117.00%
Risk-free rate			3.60%
Dividend yield			0.00%	0.00%
Expected term (in years)			6 years 29 days
Share price (in Dollars per share)			$ 1.43
Minimum [Member]
Schedule of Parameters Used in Applying the Model [Line Items]
Expected volatility				109.00%
Risk-free rate				1.70%
Expected term (in years)				5 years 6 months
Share price (in Dollars per share)				$ 2.07
Maximum [Member]
Schedule of Parameters Used in Applying the Model [Line Items]
Expected volatility				118.00%
Risk-free rate				3.90%
Expected term (in years)				6 years 29 days
Share price (in Dollars per share)				$ 9.58

[1]	The Company did not issue options in 2024.